S-K 1603, SPAC Sponsor; Conflicts of Interest	Mar. 04, 2026
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor [Table Text Block]
Our Sponsor
Our sponsor is a Cayman Islands limited liability company, which was formed to invest in us. Although our sponsor is permitted to undertake any activities permitted under its limited liability company
agreement and the Limited Liabilities Companies Act, as revised, and other applicable law, our sponsor’s business is focused on investing in our company. The manager of the sponsor is Bet on America II HoldCo LLC, a Cayman Islands limited liability company, that Benjamin A. Friedman, our Chief Executive Officer, Chief Financial Officer and a member of our board of directors, controls. In this capacity, Mr. Friedman controls the management of our sponsor, including the exercise of voting and investment discretion over the securities of our company held by our sponsor.
The sponsor non-managing members have expressed an interest to purchase non-managing membership interests in our sponsor, reflecting interests in an aggregate of 3
0
0,000 of the 400,000 private placement units to be purchased by our sponsor at a price of $10.00 per private placement unit ($3,
0
00,000 in the aggregate), in private placements that will close simultaneously with the closing of this offering. Subject to the sponsor non-managing members purchasing, through the sponsor, the private placement units allocated to them simultaneously with the closing of this offering, the sponsor will issue membership interests at a nominal purchase price to the sponsor non-managing members reflecting their interest in an aggregate of
3
,
0
00,000 founder shares held by the sponsor. The sponsor non-managing members will have no right to vote the founder shares, private placement units or securities underlying the private placement units that they hold indirectly through their membership interests in the sponsor. See
 “
Summary — The Offering —  Private placement units
.” Other than our management team, none of the other members of our sponsor will participate in our company’s activities. Because (i) none of the sponsor non-managing
members or our independent directors will hold voting interests in our sponsor nor have any rights to control our sponsor or to vote or dispose of any securities held by our sponsor, (ii) each of the sponsor non-managing
members is an institutional investor that is able to bear the complete risk of loss of the proposed investment in our sponsor, and (iii) no individual sponsor non-managing
member or independent director would indirectly own a significant percentage of any of the securities held by our sponsor, none of the sponsor non-managing
members or independent directors will have a direct or indirect material economic interest in our sponsor.
Certain of our officers and directors hold approximately
52
% of the outstanding Class A membership interests and approximately 13% of the outstanding Class B membership in our Sponsor. The remaining membership interests in the Sponsor are held by certain sponsor non-managing members, each of which owns less than 20% of the Class A outstanding membership interests or Class B outstanding membership interests in our Sponsor.

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity / Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Bet on America II Sponsor LLC	$20,000 per month, commencing on the first date on which our securities are listed on Nasdaq	Office space, administrative and shared personnel support services

	7,666,667 (1)(3) Class B Ordinary Shares	$25,000

	400,000 private placement units (whether or not the over-allotment option is exercised)	$4,000,000 (whether or not the over-allotment option is exercised)

	Up to $300,000	Repayment of loans made to us to cover offering related and organizational expenses

	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Expenses incurred in connection with identifying, investigating and completing an initial business combination

	Up to $2,500,000 in working capital loans, which loans may be convertible into private placement units of the post-business combination entity at the price of $10.00 per unit (2)	Working capital loans to finance transaction costs in connection with an initial business combination

Brian D. Friedman	30,000 Class B Ordinary Shares (4)	Service as Chairman of the Board

Dean Friedman	30,000 Class B Ordinary Shares (4)	Service as director

Jason Kahan	30,000 Class B Ordinary Shares (4)	Service as independent director

Jared Berlin	30,000 Class B Ordinary Shares (4)	Service as independent director

Jonathan Sassover	30,000 Class B Ordinary Shares (4)	Service as independent director

Seth Schorr	30,000 Class B Ordinary Shares (4)	Service as independent director

(1)
The Class B ordinary shares and the Class A ordinary shares issuable in connection with the conversion of the Class B ordinary shares may result in material dilution to our public shareholders due to the nominal price of $0.003 per share at which our sponsor purchased the Class B ordinary shares and/or the anti-dilution rights of our Class B ordinary shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one
basis upon conversion. Our sponsor, directors and officers and their affiliates may receive additional compensation and/or may be issued additional securities in connection with an initial business combination, including securities that may result in material dilution to public shareholders. See “
Risk Factors — Risks Relating to our Sponsor and Management Team — The nominal purchase price paid by our sponsor for the founder shares and the purchase price paid by our sponsor for the private placement units may significantly dilute the implied value of your public shares in the event we consummate an initial business combination, and our sponsor is likely to make a substantial profit on its investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to decline materially
” on page 78, “—
Risks Relating to our Securities — We may issue additional ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue

Class A ordinary shares upon the conversion of the Class B ordinary shares at a ratio greater than one-to-one
at the time of our initial business combination as a result of the anti-dilution provisions contained in our amended and restated memorandum and articles of association. Any such issuances would dilute the interest of our shareholders and likely present other risks
” on page 89, “—
Our sponsor paid an aggregate of $25,000, or approximately $0.003 per founder share, and, accordingly, you will experience immediate and substantial dilution from the purchase of our Class B ordinary shares”
on page 90 and
“— Unlike many other similarly structured blank check companies, our sponsor will receive additional Class A ordinary shares if we issue shares to consummate an initial business combination
” on page 90.
(2)
After the completion of this offering, our board of directors may approve additional working capital loans for the purpose of funding working capital, which loans may be converted into our private placement units, shares or rights. The Class A ordinary shares issuable in connection with the vesting of the private placement rights, as well as any Class A ordinary shares issued in connection with conversion of working capital loans into additional private placement units (as described in this prospectus), may result in material dilution to our public shareholders. See “
Description of Securities —Private placement units
” on page 190; see also “
Risk Factors — Risks Relating to our Sponsor and Management Team — The nominal purchase price paid by our sponsor for the founder shares, the purchase price paid by our sponsor for the private placement units may significantly dilute the implied value of your public shares in the event we consummate an initial business combination, and our sponsor is likely to make a substantial profit on its investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to decline materially
” on page 78, “—
Risks Relating to our Securities — We may issue additional ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class A ordinary shares upon the conversion of the Class B ordinary shares at a ratio greater than one-to-one
at the time of our initial business combination as a result of the anti-dilution provisions contained in our amended and restated memorandum and articles of association. Any such issuances would dilute the interest of our shareholders and likely present other risks
” on page 89, “—
Our sponsor paid an aggregate of $25,000, or approximately $0.003 per founder share, and, accordingly, you will experience immediate and substantial dilution from the purchase of our Class B ordinary shares
” on page 90 and “—
Unlike many other similarly structured blank check companies, our sponsor will receive additional Class A ordinary shares if we issue shares to consummate an initial business combination
” on page 90.

(3)
If we increase or decrease the size of this offering we will effect a capitalization or share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of the offering in such amount as to maintain the ownership of our sponsor at 25% of the issued and outstanding ordinary shares upon the consummation of this offering. Our public shareholders may incur material dilution due to such anti-dilution adjustments that result in the issuance of Class A ordinary shares on a greater than one-to-one
basis upon conversion or additional Class B ordinary shares.

(4)
These shares are held directly by certain of our officers and directors. The directors and officers will have the ability to vote and dispose of the shares, subject to applicable transfer restrictions.

Because our sponsor acquired the founder shares at a nominal price, our public shareholders will incur immediate and substantial dilution upon the closing of this offering. See the section titled
“Risk Factors — Risks Relating to our Sponsor and Management Team — The nominal purchase price paid by our sponsor for the founder shares and the purchase price paid by our sponsor for the private placement units may result in significant dilution to the implied value of your public shares upon the consummation of our initial business combination
.”
The founder shares will automatically convert into Class A ordinary shares at the time of our initial business combination, or at any time prior thereto at the option of the holder thereof, on a one-for-one basis, subject to adjustment as provided herein. In the case that additional Class A ordinary shares, or equity-linked securities, are issued or deemed issued in excess of the amounts sold in this offering and related to the closing of our initial business combination, the ratio at which Class B ordinary shares shall convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the outstanding Class B ordinary shares agree to waive such anti-dilution
adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted
basis, 25% of the total number of all ordinary shares outstanding upon completion of this offering plus all Class A ordinary shares and equity-linked
securities issued or deemed issued in connection with our initial business combination, excluding any Class A ordinary shares, subject to vesting and any other restrictions, issued or deemed issued to (i) our sponsor (or its members or affiliates) in connection with the consummation of this offering, (ii) any seller in the initial business combination, and (iii) any Class A ordinary shares issued to our sponsor (or its members or affiliates) upon conversion of working capital loans. If we increase or decrease the size of this offering we will effect a capitalization or share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of the offering in such amount as to maintain the ownership of our sponsor at 25% of the issued and outstanding ordinary shares upon the consummation of this offering. Our public shareholders may incur material dilution due to such anti-dilution
adjustments that result in the issuance of Class A ordinary shares on a greater than one-to-one
basis upon conversion or additional Class B ordinary shares.
In addition, in order to facilitate our initial business combination, our sponsor may surrender or forfeit, transfer or exchange our founder shares, private placement units (or component securities) or any of our other securities, including for no consideration, as well as subject any such securities to earn-outs or other restrictions, or otherwise amend the terms of any such securities or enter into any other arrangements with respect to any such securities.
While there is no current intention to do so, and the members of our management team and sponsor have not done so with any previously formed special purpose acquisition companies, we may approve an amendment or waiver of the letter agreement that would allow the sponsor to directly, or members of our sponsor to indirectly, transfer founder shares and private placement units (including component securities as well as any securities underlying those component securities) or membership interests in our sponsor in a transaction in which the sponsor removes itself as our sponsor before identifying a business combination. As a result, there is a risk that our sponsor and our officers and directors may divest their ownership or economic interests in us or in our sponsor. There can be no assurance that any replacement sponsor or key personnel will successfully identify a business combination target for us, or, even if one is so identified, successfully complete such business combination.
If we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution. This dilution would increase to the extent that the anti-dilution provision of the founder shares result in the issuance of Class A ordinary shares on a greater than one-to-one
basis upon conversion of the founder shares at the time of our initial business combination or additional Class B ordinary shares.

Pursuant to a letter agreement to be entered with us, our sponsor and each of our directors and officers has agreed to restrictions on their ability to transfer, assign, or sell the founder shares and private placement units (including component securities as well as any securities underlying those component securities) as summarized in the table below.

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares
Earlier of one year after completion of our initial business combination; or if the closing price of our Class A ordinary shares equals or exceeds $12.00 per Class A ordinary share (as adjusted for share sub-divisions,
share dividends, reorganizations, recapitalizations and other similar transactions) for any 20 trading days within any
30-trading
day period commencing any time 150 days after completion of our initial business combination
Bet on America II Sponsor LLC, Benjamin A. Friedman, Brian D. Friedman, Dean Friedman, Jason Kahan, Jared Berlin, Jonathan Sassover and Seth Schorr
Transfers permitted (i) to any officer, director, or employee of the Company, including to a family member or affiliate of such officer, director, or employee; (ii) by private sales or transfers, in each case, made in connection with the consummation of our initial business combination at prices no greater than the price at which the securities were originally purchased; (iii) in the event of our liquidation prior to the completion of our initial business combination; (iv) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon liquidation and dissolution of our sponsor; and (v) in the event of our completion of a liquidation, merger, share exchange, reorganization or other similar transaction which results in all of our public shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property subsequent to the completion of our initial business combination

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions

Private Placement Units	30 days after the completion of our initial business combination	Bet on America II Sponsor LLC	Same as above

Any units, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares or founder shares	180 days after the date of this prospectus	Same as above
The representative in its sole discretion may release any of the securities subject to these lock-up
agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private placement units pursuant to the letter agreement described in the immediately preceding paragraphs

In addition, pursuant to such letter agreement, for the benefit of CCM, we, our sponsor and our officers and directors have agreed that we will not offer, sell, contract to sell, pledge, charge or grant any option to purchase or otherwise dispose of, directly or indirectly, without the prior written consent of CCM for a period of 180 days after the date of this prospectus, any units, rights, ordinary shares or any other securities convertible into, or exercisable, or exchangeable for, ordinary shares or enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any units, ordinary shares, or any securities convertible into, or exercisable, or exchangeable for, ordinary shares owned, whether any such transaction is to be settled by delivery of such securities, in cash or otherwise; provided, however, that we may (1) issue and sell the private placement units; (2) issue and sell the additional units to cover our underwriters’ over-allotment option (if any); (3) register with the SEC pursuant to an agreement to be entered into concurrently with the issuance and sale of the securities in this offering, the resale of the Class A ordinary shares issuable upon exercise of the rights and upon conversion of the founder shares; and (4) issue securities in connection with our initial business combination. However, the foregoing restriction shall not apply to the forfeiture of any founder shares pursuant to their terms. CCM in its sole discretion may release any of the securities subject to these lock-up
agreements at any time without notice.
The founder shares and the private placement units, as applicable, held by the sponsor will only be distributed to the members of the sponsor (including the sponsor non-managing
members) after consummation of our initial business combination, at which time such sponsor non-managing
members would become subject to the applicable transfer restrictions with respect to such securities.
Pursuant to FINRA Rule 5110(e), the private placement units purchased by CCM and/or its permitted designees may not be sold, transferred, assigned, pledged or hypothecated or the subject of any hedging, short sale, derivative, put or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days immediately following the commencement of sales of this offering except to any member participating in the offering and the officers or part
ners, registered persons or affiliates thereof except as permitted by FINRA R
u
le 5110(e)(2).

SPAC Sponsor, Controlling Persons [Table Text Block]	The manager of the sponsor is Bet on America II HoldCo LLC, a Cayman Islands limited liability company, that Benjamin A. Friedman, our Chief Executive Officer, Chief Financial Officer and a member of our board of directors, controls. In this capacity, Mr. Friedman controls the management of our sponsor, including the exercise of voting and investment discretion over the securities of our company held by our sponsor.
SPAC Sponsor, Direct and Indirect Material Interest Holders [Table Text Block]	none of the sponsor non-managing members or independent directors will have a direct or indirect material economic interest in our sponsor.
SPAC Sponsor, Agreement Arrangement or Understanding on the Redemption of Outstanding Securities [Text Block]
Pursuant to a letter agreement to be entered with us, our sponsor and each of our directors and officers has agreed to restrictions on their ability to transfer, assign, or sell the founder shares and private placement units (including component securities as well as any securities underlying those component securities) as summarized in the table below.

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares
Earlier of one year after completion of our initial business combination; or if the closing price of our Class A ordinary shares equals or exceeds $12.00 per Class A ordinary share (as adjusted for share sub-divisions,
share dividends, reorganizations, recapitalizations and other similar transactions) for any 20 trading days within any
30-trading
day period commencing any time 150 days after completion of our initial business combination
Bet on America II Sponsor LLC, Benjamin A. Friedman, Brian D. Friedman, Dean Friedman, Jason Kahan, Jared Berlin, Jonathan Sassover and Seth Schorr
Transfers permitted (i) to any officer, director, or employee of the Company, including to a family member or affiliate of such officer, director, or employee; (ii) by private sales or transfers, in each case, made in connection with the consummation of our initial business combination at prices no greater than the price at which the securities were originally purchased; (iii) in the event of our liquidation prior to the completion of our initial business combination; (iv) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon liquidation and dissolution of our sponsor; and (v) in the event of our completion of a liquidation, merger, share exchange, reorganization or other similar transaction which results in all of our public shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property subsequent to the completion of our initial business combination

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions

Private Placement Units	30 days after the completion of our initial business combination	Bet on America II Sponsor LLC	Same as above

Any units, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares or founder shares	180 days after the date of this prospectus	Same as above
The representative in its sole discretion may release any of the securities subject to these lock-up
agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private placement units pursuant to the letter agreement described in the immediately preceding paragraphs

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]
Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties:

Individual (1)	Entity	Entity’s Business	Affiliation
Benjamin A. Friedman	Friedman Capital	Investments	Managing Director
Brian D. Friedman	Foxhall Partners	Community Organization	Trustee
	Foxhall Partners	Investments	Managing Partner
	Friedman Capital	Investments	Partner
	KeysourceUSA	Investments	Director
	Adams Morgan Youth Leadership Academy	Community Organization	Director
	EBD Blukey, L.L.C.	Water Treatment Services
Dean Friedman	Friedman Capital	Investments	Managing Partner
Jason Kahan	Lightfield Partners	Investments	Partner
	CERO Energy	Renewable Energy	Strategic Advisor
Jared Berlin	Thames Capital Management	Investments	Partner
Jonathan Sassover	The Pine Street Group	Investments	Managing Partner and Co-Founder
	PSHUH, LLC	Investments	Managing Partner and Co-Founder
	Prime Providers	Home and Community Services	Co-Chairman and Co-Founder
	VTP Holdings	Investments	Director
Seth Schorr	Fifth Street Gaming	Gaming and Hospitality	CEO
	Downtown Grand Hotel & Casino	Hotel and Casino	Chairman
	GMA Consulting	Gaming and Hospitality	Founding Partner
	Evenplay	Virtual Sports Betting	Co-founder
	BettorView	Sports Betting	Co-founder and chairman
	JefeBet	Multimedia and Entertainment	Founder
	Dunbar	Property Services	CEO and founder

(1)	Each of the entities listed in this table may have competitive interests with our company with respect to the performance by each individual listed in this table of his or her obligations.